Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of comprehensive income [abstract]
Net earnings	$ 1,692,715	$ 1,631,249
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized gains on translating financial statements of foreign operations	361,938	242,789
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations	(63,308)	(53,959)
Deferred gains (costs) of hedging on cross-currency swaps	5,490	(14,733)
Net unrealized losses on cash flow hedges	(18,454)	(18,750)
Net unrealized gains on financial assets at fair value through other comprehensive income	5,859	660
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement gains (losses) on defined benefit plans	753	(36,778)
Other comprehensive income	292,278	119,229
Comprehensive income	$ 1,984,993	$ 1,750,478